SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Narrative (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Accounts receivable, before allowance for doubtful accounts			$ 25,600	$ 22,900
Allowance for doubtful accounts			100	1,600
Depreciation expense	$ 2,900	$ 500	3,300	3,800
Related Party
Related Party Transaction [Line Items]
Related party liability			$ 0	$ 5,856